Financial instruments, Interest Bearing Debt (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Oct. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jan. 31, 2023	Nov. 30, 2022	May 31, 2021	Apr. 30, 2020	Nov. 30, 2014
Interest-bearing debt [Abstract]
Remaining notional		$ 433,048
Carrying amount		428,744		$ 409,424
Debt issuance cost		$ 1,100		0
Credit Agricole Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity		2028
Remaining notional		$ 30,000
Carrying amount		$ 29,541		31,834					$ 37,500
Credit Agricole Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		2.05%							2.05%
Nordea Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity		2027
Remaining notional		$ 59,699
Carrying amount		$ 59,029		91,735						$ 316,200
Percentage of credit adjustment spread (CAS)	[1]	0.26%
Undrawn borrowing facilities		$ 88,000
Nordea Credit Facility [Member] | SOFR + CAS [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.90%	[1]				1.90%
DHT Jaguar [Member]
Interest-bearing debt [Abstract]
Maturity		2031
Remaining notional		$ 28,580
Carrying amount		$ 28,246		0
DHT Jaguar [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.75%
DHT Nokota [Member]
Interest-bearing debt [Abstract]
Maturity		2032
Remaining notional		$ 62,769
Carrying amount		$ 62,103		0
DHT Nokota [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.50%
ING Credit Facility [Member]
Interest-bearing debt [Abstract]
Undrawn borrowing facilities		$ 22,500
ING Credit Facility One [Member]
Interest-bearing debt [Abstract]
Maturity		2029
Remaining notional		$ 213,750
Carrying amount		$ 211,812		218,311				$ 405,000
ING Credit Facility One [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.90%						1.90%
ING Credit Facility Two [Member]
Interest-bearing debt [Abstract]
Maturity		2029
Remaining notional		$ 38,250
Carrying amount		$ 38,013		40,910		$ 45,000
ING Credit Facility Two [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		1.80%				1.80%
Danish Ship Finance Credit Facility [Member]
Interest-bearing debt [Abstract]
Maturity	[2]	2025
Remaining notional		$ 0
Carrying amount		$ 0		$ 26,635							$ 36,400	$ 49,400
Danish Ship Finance Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread		2.00%			2.00%

[1]	Credit Adjustment Spread (CAS) of 0.26%.
[2]	The Danish Ship Finance credit facility was repaid in June 2025 in connection with the refinancing of DHT Jaguar.